Provisions for pensions and similar obligations (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions For Pensions And Similar Obligations
Staff costs - Current service costs (note 39)	R$ 5,015	R$ 6,820	R$ 5,860
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	427,484	14,985	71,374
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	(382,028)	31,500
Other movements - Extraordinary charges(2)	31	(135)	(142)
Total	R$ 50,502	R$ 53,170	R$ 77,092